Putnam
Master
Income
Trust

SEMIANNUAL REPORT

April 30, 1998

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* "We expect that economic weakness and uncertainty in Asia may continue to affect foreign bond markets, while the demand for domestic high-yield bonds is likely to remain strong in the months ahead. Our management team will continue to closely monitor all the fixed-income sectors in which your fund invests, seeking to position the portfolio defensively while taking advantage of attractive income opportunities."

                                   -- Jennifer E. Leichter, lead manager
                                      Putnam Master Income Trust

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

10 Portfolio holdings

33 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Access to a wide variety of fixed-income assets was one of Putnam Master Income Trust's particularly useful attributes in the challenging global market environment that prevailed during the first half of the fund's fiscal year. As you might imagine, events in Asia dominated the thinking of your fund's management team throughout the period.

The U.S. bond market actually thrived in the wake of the Asian currency and debt crisis as investors worldwide shifted assets to the safe haven represented by U.S. Treasury securities. Once again, the U.S. high-yield bonds in your fund's portfolio continued to show the strongest performance. European bonds also delivered solid results. Your fund's underweight position in Japanese bonds helped ameliorate the effects of the Asian difficulties.

In the following report, your fund's managers provide commentary on each of the portfolio's market sectors and discuss the strategies they employed in each sector during the period. Then they offer their insights into the prospects for the fiscal year's second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 17, 1998



Report from the Fund Managers
Jennifer E. Leichter, lead manager
Robert M. Paine
D. William Kohli
Gail S. Attridge

Putnam Master Income Trust began its fiscal year at a rather sobering time for world financial markets. Several Asian economies were experiencing economic meltdowns, which had sparked the largest single-day point decline in the history of the Dow Jones Industrial Average, just as your fund was embarking on its new fiscal year. This event, combined with continued economic weakness and uncertainty in Asia, put the world's financial markets, as well as investors' nerves, on edge.

While this backdrop has created a tumultuous environment for many markets, two of the three key sectors in which your fund invests -- U.S. taxable investment-grade securities and high-yield bonds -- actually fared quite well during the semiannual period, the six months ended April 30, 1998. The third sector, international bonds, obviously faced tougher times. But strategic portfolio shifts allowed us to soften the blow of Asia's currency and debt crisis. For complete performance information, please refer to the summary that begins on page 8.

* U.S. GOVERNMENT BONDS BENEFIT FROM ASIAN CRISIS

Throughout the period, the Asian crisis actually boosted performance in the domestic bond market. Nervous international investors flocked to the high credit quality and attractive yields offered by U.S. bonds, bidding up prices of Treasuries dramatically. While this flight to quality was good news for your fund, our focus on mortgage-backed securities, which also performed well early in the period, meant we didn't take full advantage of the Treasury rally. Toward the end of the period, the momentum of Treasuries slowed, while the performance of mortgage-backed securities began to lag as well.

Our decision to focus on mortgage-backed securities was based on the interest-rate climate during the period. When interest rates are falling, mortgage-backed securities present a higher prepayment risk -- that is, the chance that homeowners will refinance or pay off their mortgage loans early, which dampens the value of these securities. To compensate investors for this prepayment risk, mortgage-backed securities carry a higher yield than most other U.S. government issues. The fund's emphasis on mortgage-backed securities was designed to take advantage of those higher yield opportunities.

* EMERGING MARKETS PLUNGE, THEN REBOUND

The Asian currency and debt crisis took its toll on many international markets, hitting the emerging markets especially hard. In October, as investors deserted these bonds in favor of more established markets, emerging markets plunged, although they had posted handsome gains for most of calendar 1997. After that rather brief swoon, however, these bonds staged a remarkable recovery. In a situation similar to the Treasury rally, this rebound helped your fund, but because we had positioned this portion of the portfolio defensively, the fund did not take full advantage of the comeback in emerging-markets securities.

In Europe, bond markets turned in robust returns due to sluggish economic growth in Germany and expectations that the European Economic and Monetary Union (EMU) would begin as scheduled in January 1999. EMU will unify the monetary policy and interest rates of 11 European countries. Europe's peripheral markets, such as Spain, Italy, and Sweden, posted the best performance, but your fund's underweight position in these areas dragged performance somewhat. The fund benefited from a significant position in the United Kingdom, where the bond market was buoyed by slowing economic growth and low inflation. Our decision to underweight Japanese government bonds meant the fund had only minimal exposure to these bonds, which were hurt by the country's troubled political and economic climate and increasing concerns about the long-term health of its economy.

[GRAPHIC OMITTED: HORIZONTAL BAR CHART OF TOP 5 COUNTRY ALLOCATIONS]

TOP 5 COUNTRY ALLOCATIONS
(international sector)*

United Kingdom     6.5%

Germany            4.7%

Mexico             2.2%

Argentina          1.5%

Russia             1.5%

Footnote reads:
* Based on net assets as of 4/30/98. Holdings will vary over time.



* HIGH-YIELD SECTOR POWERS PORTFOLIO ONCE AGAIN

The high-yield bond market was the strongest-performing sector of the domestic bond market in the first calendar quarter of 1998, propelled by the same forces that pushed Treasury bonds and stocks higher. These forces included solid economic growth and low inflation, which kept the Federal Reserve Board from increasing interest rates.

Leading the way among high-yield issues were those of companies in the telecommunications, cable TV, and broadcasting industries, following a pattern that has prevailed for well over a year. New issuance in the high-yield market has continued at a record-breaking pace, driven by favorable interest rates, expanding businesses, and strong investor demand. Another factor boosting the high-yield bond market has been the tremendous amount of merger and acquisition activity. Larger, more creditworthy companies that have completed cost-cutting programs are buying smaller high-yield bond issuers in an effort to further grow their businesses or add niche products. This consolidation trend was evident in many sectors, including consumer products, telecommunications, and cable TV. The cable TV industry as a whole was boosted by increasing interest in the delivery of Internet technology through conventional cable systems.

* OUTLOOK: CURRENT TRENDS SHOULD CONTINUE

In general, we believe that the domestic economy, driven by consumer demand, is poised for continued strong growth with relatively low inflation. As a result, we expect that demand for high-yield bonds will remain strong in the months ahead as investor confidence remains high. We are more cautious about international bond markets and the outlook for global economic growth. Valuations in most foreign markets appear stretched, particularly after the global flight to quality that has driven bond yields lower worldwide. We will continue to monitor the Asian turbulence closely, realizing that its impact may be greater than previously forecast. Your fund's ability to invest across multiple fixed-income sectors should enable us to position the portfolio defensively while taking advantage of attractive income opportunities.

[GRAPHIC OMITTED: TOP THREE HOLDINGS PER SECTOR]

TOP THREE HOLDINGS PER SECTOR *

HIGH-YIELD BONDS
Transamerican Energy Series B, zero % (1999, 13s) 2002
Winstar Communications, Inc. 144A 10s, 2008
Dial Call Communications, Inc. Series B, zero % (1998, 10 1/4s) 2005

FOREIGN BONDS
United Kingdom Treasury Bonds 8s, 2007
Germany (Federal Republic of) Unity Fund Bonds 8s, 2002
Germany (Federal Republic of) Bonds Series 98, 5 5/8s, 2028

TAXABLE INVESTMENT GRADE BONDS
Government National Mortgage Association 7 1/2s, 2022-2028
Government National Mortgage Association 7s, 2025-2028
US Treasury Obligation 6 5/8s, 2001

* Based on net assets as of 4/30/98. Holdings will vary over time.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/98, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Master Income Trust is designed for investors seeking high current income, consistent with preservation of capital, through a portfolio diversified among U.S. government, high-yield, and international fixed-income securities.

TOTAL RETURN FOR PERIODS ENDED 4/30/98

                                                    Salomon Bros.   First
                                        Lehman Bros. Non-U.S.       Boston
                                Market   Government  World Govt.  High-Yield
                       NAV      price    Bond Index  Bond Index     Index
----------------------------------------------------------------------------
6 months               4.55%     4.21%       3.56%    -1.02%         5.47%
----------------------------------------------------------------------------
1 year                12.68     13.69       11.05      6.44         14.17
----------------------------------------------------------------------------
5 years               56.52     46.75       37.97     36.69         68.82
Annual average         9.37      7.97        6.65      6.45         11.04
----------------------------------------------------------------------------
10 years             179.58    148.19      132.43    105.39        205.67
Annual average        10.83      9.52        8.80      7.46         11.82
----------------------------------------------------------------------------
Life of fund         193.07    149.12      138.81    107.01        225.34
(12/28/87)
Annual average        10.96      9.23        8.79      7.30         12.10
----------------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 4/30/98
------------------------------------------------------------------------------
Distributions (number)                      6
------------------------------------------------------------------------------
Income                                   $0.366
------------------------------------------------------------------------------
Capital gains                                --
------------------------------------------------------------------------------
  Total                                  $0.366
------------------------------------------------------------------------------
Share value                         NAV         Market price
------------------------------------------------------------------------------
10/31/97                          $9.26           $8.500
------------------------------------------------------------------------------
4/30/98                            9.29            8.500
------------------------------------------------------------------------------
Current return                      NAV         Market price
------------------------------------------------------------------------------
Current dividend rate1             7.88%           8.61%
------------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.

TOTAL RETURN FOR PERIODS ENDED 3/31/98
(most recent calendar quarter)

                                                   Market
                                    NAV            price
------------------------------------------------------------------------------
6 months                           3.44%           0.49%
------------------------------------------------------------------------------
1 year                            12.42           11.13
------------------------------------------------------------------------------
5 years                           56.91           47.73
Annual average                     9.43            8.12
------------------------------------------------------------------------------
10 years                         177.68          147.03
Annual average                    10.75            9.46
------------------------------------------------------------------------------
Life of fund (12/28/87)          191.03          145.56
Annual average                    10.97            9.15
------------------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.

COMPARATIVE BENCHMARKS

First Boston High Yield Index* is an unmanaged list of lower-rated higher-yielding U.S. corporate bonds.

Salomon Brothers Non-U.S. World Government Bond Index* is an unmanaged list of bonds issued by 10 countries.

Lehman Bros. Government Bond Index* is an unmanaged list of publicly issued U.S. Treasury obligations.

* Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Portfolio of investments owned
April 30, 1998 (Unaudited)



CORPORATE BONDS AND NOTES (35.3%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE

Advertising (0.3%)
-------------------------------------------------------------------------------------------------------------
           $   75,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                        $      82,125
              450,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                            455,625
            1,000,000  Outdoor Communications, Inc. sr. sub. notes
                         9 1/4s, 2007                                                               1,052,500
                                                                                               --------------
                                                                                                    1,590,250

Aerospace and Defense (0.6%)
-------------------------------------------------------------------------------------------------------------
              190,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                  192,375
              370,000  Aviation Sales Co. 144A sr. sub. notes 8 1/8s, 2008                            362,600
              750,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 9 7/8s, 2006                         795,000
              240,000  BE Aerospace, Inc. 144A sr. sub. notes 8s, 2008                                237,000
              200,000  Derlan Industries Ltd. sr. notes 10s, 2007 (Canada)                            209,250
              210,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                       218,400
              185,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                    197,950
              275,000  Tracor, Inc. sr. sub. notes 8 1/2s, 2007                                       297,000
              225,000  United Defense Industries Inc. company
                         guaranty 8 3/4s, 2007                                                        228,375
                                                                                               --------------
                                                                                                    2,737,950

Agriculture (0.3%)
-------------------------------------------------------------------------------------------------------------
            1,165,596  Premium Standard Farms, Inc. sr. secd. notes
                         11s, 2003 (PIK)                                                            1,258,843
              440,000  Purina Mills, Inc. 144A sr. sub. notes 9s, 2010                                452,100
                                                                                               --------------
                                                                                                    1,710,943

Airlines (0.5%)
-------------------------------------------------------------------------------------------------------------
              310,000  Calair LLC 144A company guaranty 8 1/8s, 2008                                  307,675
              530,000  Canadian Airlines Corp. sr. sec. notes 10s, 2005 (Canada)                      535,300
              670,000  Cathay International Ltd. 144A sr. notes 13s, 2008                             671,675
              355,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                             371,863
              320,000  Trans World Airlines, Inc. 144A notes 11 3/8s, 2006                            320,000
                                                                                               --------------
                                                                                                    2,206,513

Apparel (0.3%)
-------------------------------------------------------------------------------------------------------------
              130,000  GFSI, Inc. sr. sub. notes Ser. B, 9 5/8s, 2007                                 135,850
              450,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                  454,500
              575,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                   616,688
              250,000  William Carter Holdings Co. 144A sr. sub.
                         notes 12s, 2008                                                              270,000
                                                                                               --------------
                                                                                                    1,477,038

Automotive (0.1%)
-------------------------------------------------------------------------------------------------------------
              135,000  Hawk Corp. sr. notes 10 1/4s, 2003                                             145,125
              500,000  Navistar International Corp. sr. notes Ser. B, 8s, 2008                        498,125
                                                                                               --------------
                                                                                                      643,250

Automotive Parts (0.3%)
-------------------------------------------------------------------------------------------------------------
              383,000  Aftermarket Technology Corp. sr. sub. notes
                         Ser. D, 12s, 2004                                                            424,651
              200,000  Hayes Wheels International, Inc. company guaranty
                         Ser. B, 9 1/8s, 2007                                                         210,000
              500,000  Lear Corp. sub. notes 9 1/2s, 2006                                             552,500
              290,000  Safety Components International, Inc. sr. sub. notes
                         Ser. B, 10 1/8s, 2007                                                        303,775
                                                                                               --------------
                                                                                                    1,490,926

Banks (1.1%)
-------------------------------------------------------------------------------------------------------------
              215,000  Albank Capital Trust 144A company guaranty
                         Ser. B, 9.27s, 2027                                                          241,983
              250,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                   250,000
              145,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                         165,083
              750,000  First Nationwide Holdings sr. sub. notes 9 1/8s, 2003                          791,250
              350,000  Greenpoint Capital Trust I company guaranty
                         9.1s, 2027                                                                   388,182
               75,000  Korea Development Bank bonds 7 3/8s, 2004 (Korea)                               68,438
              400,000  Korea Development Bank bonds 7 1/8s, 2001 (Korea)                              379,564
              250,000  North Fork Capital Trust I company guaranty
                         8.7s, 2026                                                                   272,035
              135,000  Onbank & Trust Co. company guaranty 9 1/4s, 2027                               154,335
              290,000  Peoples Heritage Capital Trust company guaranty
                         Ser. B, 9.06s, 2027                                                          315,401
              145,000  Pioneer Americas Acquisition 144A sr. notes
                         9 1/4s, 2007                                                                 147,175
              285,000  Provident Capital Trust company guaranty 8.6s, 2026                            301,291
              165,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                    174,733
              230,000  Sovereign Capital Trust company guaranty 9s, 2027                              249,614
            1,100,000  Sumitoma Bank Treasury Co. 144A bonds Ser. A,
                         FRB, 9.4s, 2049 (Japan)                                                    1,126,664
              220,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                 241,696
                                                                                               --------------
                                                                                                    5,267,444

Basic Industrial Products (0.1%)
-------------------------------------------------------------------------------------------------------------
              240,000  American Standard Companies, Inc. sr. notes
                         7 3/8s, 2008                                                                 232,800
              200,000  Koppers Industries, Inc. 144A 9 7/8s, 2007                                     206,500
              250,000  W. R. Carpenter North America, Inc. company
                         guaranty 10 5/8s, 2007                                                       266,250
                                                                                               --------------
                                                                                                      705,550
Broadcasting (1.8%)
-------------------------------------------------------------------------------------------------------------
              555,000  Affinity Group Holdings sr. notes 11s, 2007                                    602,175
              160,000  Benedek Communications Corp. sr. disc. notes stepped-
                         coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                 126,400
              765,000  Capstar Broadcasting sr. disc. notes stepped-coupon
                         zero % (12 3/4s, 2/1/02), 2009 (STP)                                         569,925
              315,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                               327,600
              170,000  Central European Media Enterprises Ltd. sr. notes
                         9 3/8s, 2004                                                                 168,300
              500,000  Chancellor Media Corp. 144A sr. sub. notes
                         8 1/8s, 2007                                                                 500,000
              327,990  Citadel Broadcasting, Inc. sr. sub. notes 10 1/4s, 2007                        359,969
            1,300,000  Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                         (11.2s, 11/15/00), 2007 (Bermuda) (STP)                                    1,072,500
              400,000  Echostar Satellite Broadcast Corp. sr. disc. notes stepped-
                         coupon zero % (13 1/8s, 3/15/00), 2004 (STP)                                 364,000
              500,000  Echostar DBS Corp. company guaranty 12 1/2s, 2002                              562,500
              480,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                489,600
            1,290,000  Grupo Televisa S.A. sr. disc. notes stepped-coupon
                         zero % (13 1/4s, 5/15/01), 2008 (Mexico) (STP)                             1,044,900
            1,327,000  Petracom Holdings, Inc. notes stepped-coupon zero %
                         (17 1/2s, 8/1/98), 2003 (STP)                                              1,328,062
              405,000  Radio One, Inc. company guaranty stepped-coupon
                         Ser. B, 7s, (12s, 5/15/00), 2004 (STP)                                       413,100
              295,000  SFX Entertainment, Inc. 144A sr. sub. notes
                         9 1/8s, 2008                                                                 286,150
              505,000  Spanish Broadcasting sr. notes Ser. B, 11s, 2004                               552,975
              175,000  TV Azteca Holdings S.A. de C.V. sr. notes
                         11s, 2002 (Mexico)                                                           181,125
              140,000  TV Azteca S.A de C.V. sr. notes
                         10 1/2s, 2007 (Mexico)                                                       147,700
                                                                                               --------------
                                                                                                    9,096,981

Building Products (0.2%)
-------------------------------------------------------------------------------------------------------------
              500,000  Nortek, Inc. sr. sub. notes 9 7/8s, 2004                                       512,500
              205,000  Roller Bearing Co. company guaranty Ser. B,
                         9 5/8s, 2007                                                                 209,613
              175,000  Waxman Industries, Inc. sr. notes stepped-coupon
                         Ser. B, zero % (12 3/4s, 6/1/99), 2004 (STP)                                 159,250
                                                                                               --------------
                                                                                                      881,363

Building and Construction (0.6%)
-------------------------------------------------------------------------------------------------------------
              195,000  American Architectural Products Corp. 144A
                         sr. notes 11 3/4s, 2007                                                      206,213
              910,000  Atrium Companies, Inc. 144A sr. sub. notes
                         10 1/2s, 2006                                                                957,775
              280,000  Beazer Homes USA, Inc. 144A sr. notes 8 7/8s, 2008                             276,500
              240,000  Brand Scaffold Services 144A sr. notes 10 1/4s, 2008                           244,800
              740,000  GS Superhighway Holdings sr. notes 9 7/8s                                      636,400
              180,000  Jackson Products, Inc. 144A company guaranty
                         9 1/2s, 2005                                                                 181,800
              270,000  Presley Cos. sr. notes 12 1/2s, 2001                                           256,500
                                                                                               --------------
                                                                                                    2,759,988
Buses (0.4%)
-------------------------------------------------------------------------------------------------------------
              765,000  Blue Bird Body Co. sr. sub. notes Ser. B, 10 3/4s, 2006                        843,413
            1,250,000  Consorcio/MCII Holdings sec. notes stepped-coupon
                         zero % (12s, 11/15/98), 2002 (STP)                                         1,143,750
                                                                                               --------------
                                                                                                    1,987,163

Business Equipment and Services (0.5%)
-------------------------------------------------------------------------------------------------------------
              170,000  ATC Group Services, Inc. 144A sr. sub. notes 12s, 2008                         165,750
              600,000  Corporate Express, Inc. sr. sub. notes Ser. B,
                         9 1/8s, 2004                                                                 615,000
              550,000  Iron Mountain, Inc. company guaranty 8 3/4s, 2009                              558,250
              100,000  Iron Mountain, Inc. med. term notes company guaranty
                         10 1/8s, 2006                                                                108,000
              380,000  Morris Material Handling, Inc. 144A sr. notes
                         9 1/2s, 2008                                                                 378,100
              190,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B,
                         11s, 2006                                                                    201,163
              410,000  United Stationer 144A sr. sub. notes 8 3/8s, 2008                              412,050
              185,000  Williams Scotsman, Inc. 144A sr. notes 9 7/8s, 2007                            192,400
                                                                                               --------------
                                                                                                    2,630,713

Cable Television (2.2%)
-------------------------------------------------------------------------------------------------------------
              355,000  Acme Television sr. disc. notes stepped-coupon zero %
                         (10 7/8s, 9/30/00), 2004 (STP)                                               291,100
              835,000  Adelphia Communications Corp. sr. notes Ser. B,
                         9 7/8s, 2007                                                                 897,625
              475,000  Charter Communications International sr. notes
                         11 1/4s, 2006                                                                523,688
              420,000  Diamond Cable Communication Co. sr. disc. notes
                         stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                         (United Kingdom) (STP)                                                       297,150
            1,500,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                         (United Kingdom) (STP)                                                     1,192,500
              800,000  Diamond Cable Communication Co. sr. disc. notes
                         stepped-coupon zero % (13 1/2s, 9/30/99), 2004
                         (United Kingdom) (STP)                                                       744,000
              637,267  Falcon Holdings Group, Inc. sr. sub. notes 11s, 2003 (PIK)                     681,876
              890,000  Fox Kids Worldwide, Inc. 144A sr. discount notes stepped-
                         coupon zero % (10 1/4s, 11/1/02), 2007 (STP)                                 569,600
              900,000  Fox Kids Worldwide, Inc. 144A sr. notes 9 1/4s, 2007                           887,625
              150,000  Globo Communicacoes 144A sr. notes 10 5/8s, 2008                               151,500
              625,000  Grupo Televisa S.A. 144A sr. notes 11 7/8s,
                         2006 (Mexico)                                                                717,188
              440,000  Heartland Wireless Communications, Inc. sr. notes
                         Ser. B, 14s, 2004 (In default) (NON)                                         128,700
              265,000  Heartland Wireless Communications, Inc. sr. notes
                         Ser. D, 13s, 2003 (In default) (NON)                                          76,850
              670,000  Lenfest Communications, Inc. 144A sr. sub. notes
                         8 1/4s, 2008                                                                 676,700
              500,000  Marcus Cable Co. (L.P.) sr. disc. notes stepped-
                         coupon zero % (14 1/4s, 6/15/00), 2005 (STP)                                 458,750
              660,000  RCN Corp. 144A sr. disc. notes stepped-coupon
                         zero % (9.8s, 2/15/03), 2008 (STP)                                           412,500
              800,000  United International Holdings sr. disc. notes stepped-
                         coupon Ser. B, zero % (10 3/4s, 2/15/03), 2008 (STP)                         506,000
            2,285,000  UIH Australia/Pacific, Inc. sr. disc. notes stepped-coupon
                         Ser. B, zero % (14s, 5/15/01), 2006 (Australia) (STP)                      1,576,650
                                                                                               --------------
                                                                                                   10,790,002

Cellular Communications (2.2%)
-------------------------------------------------------------------------------------------------------------
            2,118,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                         zero % (14s, 10/1/02), 2007 (STP)                                          1,212,555
              610,000  Cencall Communications Corp. sr. disc. notes stepped-
                         coupon zero % (10 1/8s, 1/15/99), 2004 (STP)                                 595,513
              375,000  Conecel Holdings 144A notes Ser. A, 14s, 2000                                  369,375
            1,985,000  Dial Call Communications, Inc. sr. disc. notes stepped-
                         coupon Ser. B, zero % (10 1/4s, 12/15/98), 2005 (STP)                      1,945,300
              760,000  Interact Systems, Inc. 144A stepped-coupon zero %
                         (14s, 8/1/99), 2003 (STP)                                                    288,800
            1,410,000  Intercel, Inc. sr. disc. notes stepped-coupon zero %
                         (12s, 5/1/01), 2006 (STP)                                                  1,075,125
            1,530,000  McCaw International Ltd sr. discount notes stepped-
                         coupon zero % (13s, 4/15/02), 2007 (STP)                                   1,055,700
            2,185,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01),
                         2006 (Luxembourg) (STP)                                                    1,715,225
            1,820,000  NEXTEL Communications, Inc. sr. disc. notes stepped-
                         coupon zero % (10.65s, 9/15/02), 2007 (STP)                                1,219,400
            1,210,000  NEXTEL Communications, Inc. 144A sr. disc. notes
                         stepped-coupon zero % (9.95s, 2/15/03), 2008 (STP)                           777,425
              500,000  Omnipoint Corp, 144A sr. notes FRN 8.875s, 2006                                500,000
              195,000  Sygnet Wireless, Inc. sr. notes 11 1/2s, 2006                                  212,550
                                                                                               --------------
                                                                                                   10,966,968

Chemicals (0.5%)
-------------------------------------------------------------------------------------------------------------
              500,000  Huntsman Corp. 144A sr. sub. notes FRN 9.094s, 2007                            501,250
              425,000  NL Industries, Inc. sr. notes stepped-coupon zero %
                         (13s, 10/15/98), 2005 (STP)                                                  431,375
              205,000  Pharmaceutical Fine Chemicals 144A sr. sub. notes
                         9 3/4s, 2007 (Switzerland)                                                   211,150
              240,000  Radnor Holdings Corp. company guaranty 10s, 2003                               250,200
              370,000  Sovereign Specialty Chemical 144A sr. sub. notes
                         9 1/2s, 2007                                                                 386,650
              340,000  Sterling Chemicals Holdings sr. disc. notes stepped-
                         coupon zero % (13 1/2s, 8/15/01), 2008 (STP)                                 195,500
              305,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                  286,700
                                                                                               --------------
                                                                                                    2,262,825

Computers (0.1%)
-------------------------------------------------------------------------------------------------------------
              850,000  IPC Information Systems sr. disc. notes stepped-coupon
                         zero % (10 7/8s, 11/1/01), 2008 (STP)                                        620,500
Conglomerates (0.1%)
-------------------------------------------------------------------------------------------------------------
              224,000  Axia, Inc. sr. sub. notes Ser. B, 11s, 2001                                    228,480
              400,000  MacAndrews & Forbes Holdings, Inc. sub. deb.
                         notes 13s, 1999                                                              398,000
                                                                                               --------------
                                                                                                      626,480

Consumer Products (--%)
-------------------------------------------------------------------------------------------------------------
               70,000  Hedstrom Holdings, Inc. 144A sr. disc. notes zero %
                         (12.0s, 6/1/02), 2009 (STP)                                                   43,750
              175,000  Sealy Mattress Co. 144A sr. sub. notes 9 7/8s, 2007                            185,063
                                                                                               --------------
                                                                                                      228,813

Consumer Non Durables (0.1%)
-------------------------------------------------------------------------------------------------------------
              100,000  Amscan Holdings, Inc. sr. sub. notes 9 7/8s, 2007                              105,000
              365,000  Viasystems, Inc. sr. sub notes 9 3/4s, 2007                                    382,338
                                                                                               --------------
                                                                                                      487,338

Consumer Services (0.2%)
-------------------------------------------------------------------------------------------------------------
              860,000  Coinmach Corp. sr. notes 11 3/4s, 2005                                         963,200

Containers (0.2%)
-------------------------------------------------------------------------------------------------------------
              105,000  Printpack, Inc. sr. sub. notes Ser. B, 10 5/8s, 2006                           113,400
              145,000  Radnor Holdings, Inc. sr. notes 10s, 2003                                      151,888
              700,000  Riverwood International company guaranty
                         10 7/8s, 2008                                                                707,000
                                                                                               --------------
                                                                                                      972,288

Cosmetics (0.3%)
-------------------------------------------------------------------------------------------------------------
              220,000  Chattem, Inc. 144A sr. sub. notes 8 7/8s, 2008                                 220,000
              135,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                        142,425
              140,000  French Fragrances, Inc. 144A sr. notes 10 3/8s, 2007                           149,100
              560,000  Revlon Consumer Products 144A sr. sub. notes
                         8 5/8s, 2008                                                                 568,400
              640,000  Revlon Worldwide Corp. sr. disc. notes Ser. B,
                         zero %, 2001                                                                 491,200
                                                                                               --------------
                                                                                                    1,571,125

Electric Utilities (1.1%)
-------------------------------------------------------------------------------------------------------------
            1,200,000  AES China Generating Co. sr. notes 10 1/8s,
                         2006 (China)                                                               1,128,000
              850,000  Calpine Corp. sr. notes 10 1/2s, 2006                                          939,250
              355,000  Espirto Santo Centrais 144A sr. notes 10s,
                         2007 (Brazil)                                                                339,025
              650,000  Long Island Lighting Co. deb. 9s, 2022                                         739,518
              459,718  Midland Cogeneration Ventures LP deb. 10.33s, 2002                             495,902
            1,000,000  Midland Funding II Corp. deb. Ser. B, 13 1/4s, 2006                          1,281,060
              480,662  Northeast Utilities System notes Ser. A, 8.58s, 2006                           489,343
                                                                                               --------------
                                                                                                    5,412,098
Electronics and Electrical Equipment (1.1%)
-------------------------------------------------------------------------------------------------------------
              460,000  Celestica International Ltd. 144A sr. sub. notes
                         10 1/2s, 2006 (India)                                                        507,150
              218,911  Cirent Semiconductor sr. sub. notes 10.22s, 2002                               227,668
              250,256  Cirent Semiconductor 144A sr. sub. notes
                         10.14s, 2004                                                                 259,015
              200,000  Details, Inc. sr. sub. notes Ser. B, 10s, 2005                                 206,500
              280,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                              281,400
              915,000  Dobson Communications Corp. 11 3/4s, 2007                                      997,350
              500,000  Flag Limited 144A sr. notes 8 1/4s, 2008 (Bermuda)                             508,750
              300,000  Flextronics International Ltd. sr. sub. notes Ser. B,
                         8 3/4s, 2007                                                                 303,750
              180,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                            188,550
              535,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                         580,475
              200,000  Samsung Electronics 144A company guaranty
                         9 3/4s, 2003                                                                 201,000
              250,000  Teherma-Wave, Inc. sr. notes Ser. B, 10 5/8s, 2004                             252,500
              400,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                   412,000
              630,000  Zilog, Inc. 144A sr. notes 9 1/2s, 2005                                        541,800
                                                                                               --------------
                                                                                                    5,467,908

Energy-Related (0.3%)
-------------------------------------------------------------------------------------------------------------
              150,000  Gothic Production 144A sr. notes 11 1/8s, 2005                                 150,750
              975,000  Panda Global Energy Co. company guaranty
                         12 1/2s, 2004                                                                936,000
              250,000  RAM Energy, Inc. sr. notes 11 1/2s, 2008                                       249,375
                                                                                               --------------
                                                                                                    1,336,125

Entertainment (0.7%)
-------------------------------------------------------------------------------------------------------------
              440,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                            457,600
              400,000  Silver Cinemas International 144A sr. sub. notes
                         10 1/2s, 2005                                                                407,000
              830,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                             838,300
              600,000  Trump Holdings & Funding Corp. sr. notes
                         15 1/2s, 2005                                                                675,000
              345,000  United Artists Theatre 144A sr. sub. notes
                         9 3/4s, 2008                                                                 346,725
              650,000  Viacom International, Inc. sub. deb. 8s, 2006                                  658,938
                                                                                               --------------
                                                                                                    3,383,563

Environmental Control (0.2%)
-------------------------------------------------------------------------------------------------------------
              370,000  Allied Waste Industries, Inc. company guaranty
                         10 1/4s, 2006                                                                407,000
              920,000  Allied Waste Industries, Inc. sr. disc. notes stepped-
                         coupon zero % (11.3s, 6/1/02), 2007 (STP)                                    671,600
                                                                                               --------------
                                                                                                    1,078,600

Financial Services (0.9%)
-------------------------------------------------------------------------------------------------------------
              750,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                   750,000
              500,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                 466,020
              165,000  Colonial Capital II 144A company guaranty
                         8.92s, 2027                                                                  176,808
              200,000  Dine S.A. de C.V. 144A company guaranty
                         8 3/4s, 2007 (Mexico)                                                        195,000
              480,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                        472,800
              310,000  Market Hub Partners 144A sr. notes 8 1/4s, 2008                                316,200
              150,000  Nationwide Credit, Inc. 144A sr. notes 10 1/4s, 2008                           153,000
              150,000  Netia Holdings B.V. 144A company guaranty
                         10 1/4s, 2007 (Poland)                                                       153,375
               90,000  Netia Holdings B.V. 144A company guaranty stepped-
                         coupon zero % (11 1/4s, 11/1/02), 2008
                         (Poland) (STP)                                                                63,450
              140,000  Ocwen Capital Trust I company guaranty
                         10 7/8s, 2027                                                                154,000
              290,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                     321,900
            1,050,000  Pindo Deli Finance Mauritius Ltd. company
                         guaranty 10 3/4s, 2007                                                       850,500
              395,000  Resource America, Inc. 144A sr. notes 12s, 2004                                419,688
                                                                                               --------------
                                                                                                    4,492,741

Food Chains (0.1%)
-------------------------------------------------------------------------------------------------------------
              365,000  Fleming Companies, Inc. company guaranty
                         Ser. B, 10 1/2s, 2004                                                        379,600

Food and Beverages (0.4%)
-------------------------------------------------------------------------------------------------------------
              550,000  Aurora Foods, Inc. 144A ser. sub. notes Ser. D,
                         9 7/8s, 2007                                                                 592,625
              230,000  Canandaigua Wine Co. sr. sub. notes Ser. C,
                         8 3/4s, 2003                                                                 234,025
              360,000  Packaged Ice, Inc. 144A sr. notes 9 3/4s, 2005                                 366,300
              620,000  RAB Enterprises, Inc. 144A sr. notes 10 1/2s, 2005                             623,100
               75,000  Windy Hill Pet Food Co. sr. sub. notes 9 3/4s, 2007                             78,750
                                                                                               --------------
                                                                                                    1,894,800

Gaming (1.0%)
-------------------------------------------------------------------------------------------------------------
              575,000  Argosy Gaming Co. company guaranty 13 1/4s, 2004                               646,875
              500,000  Autotote Corp. company guaranty Ser. B,
                         10 7/8s, 2004                                                                540,000
              840,000  Coast Hotels & Casinos, Inc. 1st mtge. company
                         guaranty Ser. B, 13s, 2002                                                   974,400
              790,000  Fitzgeralds Gaming Corp. 144A company guaranty
                         12 1/4s, 2004                                                                801,850
              215,000  Isle of Capri Black Hawk LLC 144A 1st mortgage
                         Ser. B, 13s, 2004                                                            219,300
              400,000  Lady Luck Gaming Corp. 1st mtge. 11 7/8s, 2001                                 414,000
              600,000  Mohegan Tribal Gaming Auth. sr. notes Ser. B,
                         13 1/2s, 2002                                                                765,000
              130,000  Penn National Gaming, Inc. 144A sr. notes
                         10 5/8s, 2004                                                                136,825
              600,000  Sun International Hotels Ltd. company guaranty
                         9s, 2007                                                                     628,500
                                                                                               --------------
                                                                                                    5,126,750

Health Care (1.1%)
-------------------------------------------------------------------------------------------------------------
            1,000,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                               963,510
              275,000  Extendicare, Inc. 144A sr. sub. notes 9.35s,
                         2007 (Canada)                                                                279,125
              370,000  Global Health Sciences 144A sr. notes 11s, 2008                                362,600
              410,000  Hudson Respiratory Care, Inc. 144A sr. sub.
                         notes 9 1/8s, 2008                                                           414,100
              410,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                         9 1/4s, 2008                                                                 424,350
              610,000  Magellan Health Services, Inc. 144A sr. sub. notes
                         9s, 2008                                                                     606,950
              310,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                       277,645
              810,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                 838,350
              220,000  Paragon Corp. Holdings, Inc. 144A sr. notes
                         9 5/8s, 2008                                                                 213,950
              900,000  Paragon Corp. Holdings, Inc. 144A sr. sub. notes
                         Ser. B, 9 1/2s, 2007                                                         913,500
                                                                                               --------------
                                                                                                    5,294,080

Health Care Services (0.2%)
-------------------------------------------------------------------------------------------------------------
              560,000  Fresenius Medical Care AG 144A company guaranty
                         7 7/8s, 2008 (Germany)                                                       554,400
              440,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                   445,500
                                                                                               --------------
                                                                                                      999,900

Infrastructure (0.1%)
-------------------------------------------------------------------------------------------------------------
              370,000  Cia Latino Americana 144A company guaranty
                         11 1/8s, 2004 (Argentina)                                                    380,175

Insurance and Finance (0.6%)
-------------------------------------------------------------------------------------------------------------
              470,000  Imperial Credit Capital Trust I 144A company guaranty
                         10 1/4s, 2002                                                                470,000
            1,220,000  Indah Kiat Financial Mauritius Ltd. company guaranty
                         10s, 2007 (Indonesia)                                                        994,300
              345,000  Investors Capital Trust I company guaranty Ser. B,
                         9.77s, 2027                                                                  372,357
              555,000  Polytama International notes 11 1/4s, 2007                                     349,650
              550,000  Vicap S.A. 144A company guaranty 11 3/8s,
                         2007 (Mexico)                                                                599,500
                                                                                               --------------
                                                                                                    2,785,807

Medical Supplies and Devices (0.4%)
-------------------------------------------------------------------------------------------------------------
              455,000  ALARIS Medical Systems, Inc. company guaranty
                         9 3/4s, 2006                                                                 484,575
              270,000  Conmed Corp. 144A sr. sub. notes 9s, 2008                                      270,675
              515,000  Dade International, Inc. sr. sub. notes Ser. B,
                         11 1/8s, 2006                                                                576,800
              220,000  Imagyn Medical Technologies company guaranty
                         12 1/2s, 2004                                                                123,200
              210,000  Kinetic Concepts, Inc. company guaranty Ser. B,
                         9 5/8s, 2007                                                                 212,625
              500,000  Wright Medical Technology, Inc. 144A notes
                         Ser. C, 11 3/4s, 2000                                                        495,000
                                                                                               --------------
                                                                                                    2,162,875

Metals and Mining (0.5%)
-------------------------------------------------------------------------------------------------------------
              135,000  Acindar Industria Argentina de Aceros S.A. bonds
                         11 1/4s, 2004 (Argentina)                                                    141,075
              350,000  Anker Coal Group, Inc. sr. notes Ser. B, 9 3/4s, 2007                          339,500
              210,000  Armco, Inc. sr. notes 9s, 2007                                                 217,350
              305,000  Continental Global Group sr. notes Ser. B, 11s, 2007                           324,063
              625,000  Great Lakes Carbon Corp. sr. notes 10s, 2006                                   706,250
              465,000  Maxxam Group Holdings, Inc. sr. notes Ser. B,
                         12s, 2003                                                                    509,756
                                                                                               --------------
                                                                                                    2,237,994

Motion Picture Distribution (0.1%)
-------------------------------------------------------------------------------------------------------------
              645,000  Cinemark USA, Inc. sr. sub. notes 9 5/8s, 2008                                 672,413

Natural Gas (0.1%)
-------------------------------------------------------------------------------------------------------------
              180,000  Panaco, Inc. company guaranty Ser. B, 10 5/8s, 2004                            182,700
              320,000  Tokai Corp. 144A FRB Ser. A, 9.98s, 2008                                       316,000
                                                                                               --------------
                                                                                                      498,700

Networking (0.1%)
-------------------------------------------------------------------------------------------------------------
              125,000  Concentric Network Corp. 144A sr. notes
                         12 3/4s, 2007                                                                135,000
              510,000  IXC Communications, Inc. 144A sr. sub. notes 9s, 2008                          510,000
                                                                                               --------------
                                                                                                      645,000

Nursing Homes (0.1%)
-------------------------------------------------------------------------------------------------------------
              540,000  Sun Healthcare Group, Inc. 144A sr. sub. notes
                         9 1/2s, 2007                                                                 553,500

Office Equipment (0.2%)
-------------------------------------------------------------------------------------------------------------
              666,000  United Stationer Supply, Inc. sr. sub. notes
                         12 3/4s, 2005                                                                764,235

Oil and Gas (2.0%)
-------------------------------------------------------------------------------------------------------------
            1,000,000  Abraxas Petroleum Corp. 144A sr. notes
                         Ser. B, 11 1/2s, 2004                                                      1,035,000
               50,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                     50,000
              620,000  Chesapeake Energy Corp. 144A sr. notes 9 5/8s, 2005                            623,100
              270,000  Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                                  252,450
              585,000  Costilla Energy, Inc. sr. notes 10 1/4s, 2006                                  596,700
              290,000  Dailey International, Inc. 144A sr. notes 9 1/2s, 2008                         292,900
              215,000  DI Industries, Inc. sr. notes 8 7/8s, 2007                                     217,150
              280,000  Michael Petroleum Corp. 144A sr. notes 11 1/2s, 2005                           275,800
              125,000  Newpark Resources, Inc. company guaranty
                         Ser. B, 8 5/8s, 2007                                                         126,250
              220,000  Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                          238,700
              240,000  Southwest Royalties, Inc. company guaranty
                         10 1/2s, 2004                                                                218,400
            4,225,000  Transamerican Energy sr. disc. notes stepped-coupon
                         Ser. B, zero % (13s, 6/15/99), 2002 (STP)                                  3,591,250
            1,370,000  Transamerican Energy sr. notes Ser. B, 11 1/2s, 2002                         1,359,725
              774,000  TransTexas Gas Corp. sr. sub. notes Ser. D,
                         13 3/4s, 2001                                                                866,880
              150,000  Wiser Oil Co. company guaranty 9 1/2s, 2007                                    144,000
                                                                                               --------------
                                                                                                    9,888,305

Packaging and Containers (0.1%)
-------------------------------------------------------------------------------------------------------------
              175,000  AEP Industries, Inc. 144A sr. sub. notes 9 7/8s, 2007                          182,000
              395,000  Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                              425,119
                                                                                               --------------
                                                                                                      607,119

Paging (0.1%)
-------------------------------------------------------------------------------------------------------------
              200,000  Mobile Telecommunications Tech. sr. notes
                         13 1/2s, 2002                                                                234,500
              160,000  Pagemart Nationwide, Inc. sr. disc. notes stepped-
                         coupon zero % (15s, 2/1/00), 2005 (STP)                                      143,200
                                                                                               --------------
                                                                                                      377,700

Paper and Forest Products (0.8%)
-------------------------------------------------------------------------------------------------------------
              245,000  Florida Coast Paper LLC 1st mtge. Ser. B,
                         12 3/4s, 2003                                                                267,050
              330,000  Huntsman Packaging Corp. company guaranty
                         9 1/8s, 2007                                                                 337,838
              480,000  Impac Group, Inc. 144A sr. sub. notes 10 1/8s, 2008                            489,600
            1,075,000  PT Pabrik Kertas Tjiwi Kimia company guaranty
                         10s, 2004                                                                    870,750
            1,180,000  Repap New Brunswick sr. notes 10 5/8s,
                         2005 (Canada)                                                              1,233,100
              615,000  Riverwood International Corp. company guaranty
                         10 1/4s, 2006                                                                636,525
              250,000  Stone Container Corp. sr. notes 11 7/8s, 2016                                  275,000
                                                                                               --------------
                                                                                                    4,109,863

Pharmaceuticals (0.1%)
-------------------------------------------------------------------------------------------------------------
              600,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                          647,250

Photography (--%)
-------------------------------------------------------------------------------------------------------------
              170,000  Panavision, Inc. 144A sr. disc. notes stepped-coupon
                         zero % (9 5/8s, 2/1/02), 2006 (STP)                                          121,550

Publishing (0.4%)
-------------------------------------------------------------------------------------------------------------
            1,000,000  American Media Operation, Inc. sr. sub. notes
                         11 5/8s, 2004                                                              1,086,250
              500,000  Garden State Newspapers, Inc. sr. sub. notes
                         Ser. B, 8 3/4s, 2009                                                         512,500
              400,000  Perry-Judd 144A sr. sub. notes 10 5/8s, 2007                                   421,000
              150,000  Von Hoffman Press, Inc. 144A sr. sub. notes
                         10 3/8s, 2007                                                                160,500
                                                                                               --------------
                                                                                                    2,180,250

Railroads (0.3%)
-------------------------------------------------------------------------------------------------------------
             290,000   Hermes Europe Railtel 144A sr. notes 11 1/2s,
                         2007 (Netherlands)                                                           327,700
             510,000   TFM S.A. de C.V. company guaranty 10 1/4s, 2007 (Mexico)                       520,200
             565,000   TFM S.A. de C.V. company guaranty stepped-coupon
                         zero % (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                               380,669
                                                                                               --------------
                                                                                                    1,228,569

Real Estate (0.1%)
-------------------------------------------------------------------------------------------------------------
             150,000   Bluegreen Corp. 144A sr. notes 10 1/2s, 2008                                   150,563
             510,000   Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                549,525
                                                                                               --------------
                                                                                                      700,088

Recreation (0.5%)
-------------------------------------------------------------------------------------------------------------
             904,000   Louisiana Casino Cruises Corp. 1st mtge.
                         11 1/2s, 1998                                                                913,040
             750,000   Premier Parks, Inc. sr. notes 9 1/4s, 2006                                     761,250
             500,000   PRT Funding Corp. sr. notes 11 5/8s, 2004
                         (In default) (NON)                                                           371,250
             250,000   Trump A.C. 1st mtge. 11 1/4s, 2006                                             250,625
                                                                                               --------------
                                                                                                    2,296,165

Restaurants (0.2%)
-------------------------------------------------------------------------------------------------------------
             700,000   FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                            764,750

Retail (0.3%)
-------------------------------------------------------------------------------------------------------------
             180,000   Color Spot Nurseries sr. sub. notes 10 1/2s, 2007                              175,950
             400,000   K mart Corp. pass-thru certificates Ser. 95K4,
                         9.35s, 2020                                                                  443,000
             625,000   Mothers Work, Inc. sr. notes 12 5/8s, 2005                                     678,125
             170,000   NBTY, Inc. 144A sr. sub. notes 8 5/8s, 2007                                    172,125
                                                                                               --------------
                                                                                                    1,469,200

Satellite Services (0.6%)
-------------------------------------------------------------------------------------------------------------
             370,000   Esat Holdings Ltd. 144A sr. notes stepped-coupon
                         zero % (12 1/2s, 2/01/02), 2007 (Ireland) (STP)                              277,500
             770,000   ICG Services, Inc. 144A sr. disc. notes stepped-coupon
                         zero % (10s, 2/15/03), 2008 (STP)                                            481,250
           1,110,000   ICG Services, Inc. 144A sr. discount notes stepped-coupon
                         zero %, (9 7/8s, 5/1/03), 2008 (STP)                                         686,813
             535,000   Iridium LLC/Capital Corp. company guaranty
                         Ser. B, 14s, 2005                                                            601,875
             400,000   Iridium LLC company guaranty Ser. A, 13s, 2005                                 436,000
             310,000   Satellites Mexicanos S.A. de C.V. 144A sr. notes
                         10 1/8s, 2004 (Mexico)                                                       315,425
             150,000   TCI Satellite Entertainment sr. sub. notes 10 7/8s, 2007                       159,000
                                                                                               --------------
                                                                                                    2,957,863

Semiconductors (0.4%)
-------------------------------------------------------------------------------------------------------------
             800,000   Fairchild Semiconductor Corp. sr. sub. notes
                         10 1/8s, 2007                                                                832,000
             325,000   Fairchild Semiconductor Corp. 144A sr. sub. notes
                         11.74s, 2008                                                                 372,125
             600,000   Viasystems Inc. 144A sr. sub. notes 9 3/4s, 2007                               627,000
                                                                                               --------------
                                                                                                    1,831,125

Shipping (0.2%)
-------------------------------------------------------------------------------------------------------------
             140,000   International Shipholding Corp. sr. notes 7 3/4s, 2007                         138,600
             450,000   Johnstown America Industries, Inc. company
                         guaranty Ser. C, 11 3/4s, 2005                                               501,750
             220,000   MC Shipping, Inc. 144A sr. notes 11 1/4s, 2008                                 220,000
                                                                                               --------------
                                                                                                      860,350

Specialty Consumer Products (0.1%)
-------------------------------------------------------------------------------------------------------------
             420,000   Decora Industries, Inc. 144A sr. sec. notes 11s, 2005                          408,975
             310,000   Eye Care Centers of America 144A sr. sub. notes
                         9 1/8s, 2008                                                                 310,000
                                                                                               --------------
                                                                                                      718,975

Steel (0.3%)
-------------------------------------------------------------------------------------------------------------
             420,000   Hylsa S.A. de C.V. 144A bonds 9 1/4s, 2007 (Mexico)                            415,800
             550,000   Ispat Mexicana, S.A. 144A bonds 10 3/8s,
                         2001 (Mexico)                                                                561,000
             310,000   WHX Corp. 144A sr. notes 10 1/2s, 2005                                         314,650
                                                                                               --------------
                                                                                                    1,291,450

Supermarkets (0.2%)
-------------------------------------------------------------------------------------------------------------
             340,000   Ameriserve Food Co. company guaranty
                         10 1/8s, 2007                                                                363,800
             400,000   Ameriserve Food Co. company guaranty 8 7/8s, 2006                              407,000
              25,000   Nebco Evans Holding Co. sr. disc. notes stepped-
                         coupon zero % (12 3/8s, 7/15/02), 2007 (STP)                                  17,250
                                                                                               --------------
                                                                                                      788,050

Telecommunications (3.0%)
-------------------------------------------------------------------------------------------------------------
             245,000   Antenna TV S.A. sr. notes 9s, 2007 (Greece)                                    245,000
             440,000   Barak I.T.C. sr. disc. notes stepped-coupon Ser. B, zero %
                         (12 1/2s, 11/15/02), 2007 (STP)                                              261,800
             155,000   Consorcio Ecuatoriano notes 14s, 2002 (Ecuador)                                150,350
             900,000   Econophone, Inc. company guaranty 13 1/2s, 2007                              1,035,000
             230,000   Econophone, Inc. 144A notes stepped-coupon zero %
                         (11s,2/15/03), 2008 (STP)                                                    133,400
             230,000   Esprit Teleom Group PLC sr. notes 11 1/2s, 2007
                         (United Kingdom)                                                             251,850
             260,000   Focal Communications Corp. 144A sr. disc. notes stepped-
                         coupon zero % (12 1/8s, 2/15/03), 2008 (STP)                                 153,400
             400,000   GST Equipment Funding sr. notes 13 1/4s, 2007                                  466,000
           1,190,000   GST Telecommunications, Inc. 144A sr. disc. notes
                         stepped-coupon zero % (10 1/2s, 5/1/03), 2008 (STP)                          719,950
             747,000   GST Telecommunications, Inc. company guaranty stepped-
                         coupon zero % (13 7/8s, 15/15/00), 2005 (STP)                                603,203
             265,000   Hyperion Telecommunications, Inc. sr. disc. notes stepped-
                         coupon Ser. B, zero % (13s, 4/15/01), 2003 (STP)                             198,088
             570,000   Hyperion Telecommunications, Inc. sr. notes Ser. B,
                         12 1/4s, 2004                                                                632,700
             945,000   ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                         (13 1/2s, 9/15/00), 2005 (STP)                                               807,975
           1,200,000   Intermedia Communications, Inc. sr. disc. notes stepped-
                         coupon Ser. B, zero % (11 1/4s, 7/15/02), 2007 (STP)                         882,000
             875,000   Knology Holdings Inc. sr. disc. notes stepped-coupon
                         zero % (11 7/8s, 10/15/02), 2007 (STP)                                       507,500
             425,000   L-3 Communications Corp. sr. sub. notes Ser. B,
                         10 3/8s, 2007                                                                469,625
             500,000   Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                                   517,500
             320,000   Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                                    328,000
             210,000   MetroNet Communications Corp. sr. disc. notes
                         stepped-coupon zero % (10 3/4s, 11/1/02), 2007
                         (Canada) (STP)                                                               144,900
             260,000   Microcell Telecommunications sr. disc. notes stepped-
                         coupon Ser. B, zero % (14s, 12/1/01), 2006
                         (Canada) (STP)                                                               195,000
             480,000   Psinet, Inc. 144A sr. notes 10s, 2005                                          493,200
             505,000   Qwest Communications International, Inc. sr. disc.
                         notes stepped-coupon zero % (9.47s, 10/15/02),
                         2007 (STP)                                                                   362,338
             380,000   RSL Communications, Ltd. 144A sr. disc. notes stepped-
                         coupon zero % (10 1/8s, 3/1/03), 2008 (STP)                                  237,500
             260,000   RSL Communications, Ltd. 144A sr. notes 9 1/8s, 2008                           260,000
             850,000   Teligent, Inc. sr. notes 11 1/2s, 2007                                         884,000
             545,000   Winstar Communications, Inc. sr. sub. notes 15s, 2007                          708,500
           2,640,000   Winstar Communications, Inc. 144A sr. sub. notes
                         10s, 2008                                                                  2,547,600
             310,000   Winstar Equipment Corp. company guaranty
                         12 1/2s, 2004                                                                347,200
                                                                                               --------------
                                                                                                   14,543,579

Telephone Services (2.1%)
-------------------------------------------------------------------------------------------------------------
             740,000   BTI Telecom Corp. sr. notes 10 1/2s, 2007                                      769,600
           1,235,000   Colt Telecom Group PLC sr. disc. notes stepped-coupon
                         zero % (12s, 12/15/01), 2006 (United Kingdom) (STP)                          981,825
             695,000   E. Spire Communications, Inc. sr. disc. notes stepped-
                         coupon zero % (12 3/4s, 4/1/01), 2006 (STP)                                  554,263
             280,000   E. Spire Communications, Inc. sr. notes 13 3/4s, 2007                          330,400
             250,000   Facilicom International 144A sr. notes 10 1/2s, 2008                           257,500
             545,000   Fonorola, Inc. sr. notes 12 1/2s, 2002 (Canada)                                610,400
             420,000   Globo Communicacoes 144A company guaranty
                         10 1/2s, 2006 (Brazil)                                                       426,300
             260,000   IDT Corp. 144A sr. notes 8 3/4s, 2006                                          258,700
             200,000   Intermedia Communications, Inc. sr. notes Ser. B,
                         8 1/2s, 2008                                                                 203,000
             800,000   Ionica Group PLC sr. disc. notes stepped-coupon
                         zero % (15s, 5/1/02), 2007 (United Kingdom) (STP)                            352,000
             380,000   ITC Deltacom, Inc. sr. notes 11s, 2007                                         431,300
             350,000   Level 3 Communication, Inc. 144A sr. notes
                         9 1/8s, 2008                                                                 346,500
             360,000   McLeod USA, Inc. 144A sr. notes 8 3/8s, 2008                                   365,400
             140,000   MGC Communications, Inc. sr. notes Ser. B, 13s, 2004                           144,200
             150,000   MJD Communications, Inc. 144A sr. sub. notes
                         9 1/2s, 2008                                                                 150,000
             160,000   MJD Communications, Inc. 144A FRN, 2008                                        160,000
             400,000   NEXTLINK Communications, Inc. 144A sr. disc. notes
                         stepped-coupon zero % (9.45s, 4/15/03), 2008 (STP)                           250,000
           1,620,000   NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                        1,733,400
             950,000   RCN Corp. sr. disc. notes stepped-coupon zero %
                         (11 1/8s, 10/15/02), 2007 (STP)                                              629,375
             765,000   RSL Communications, Ltd. company guaranty
                         12 1/4s, 2006                                                                872,100
             350,000   Sprint Spectrum L.P. sr. notes 11s, 2006                                       399,875
             175,000   Transtel S.A. 144A pass through Certificates
                         12 1/2s, 2007 (Colombia)                                                     171,500
                                                                                               --------------
                                                                                                   10,397,638

Textiles (0.3%)
-------------------------------------------------------------------------------------------------------------
             360,000   Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                          370,800
             190,000   Polymer Group, Inc. 144A sr. sub. notes 8 3/4s, 2008                           193,325
             485,000   Polysindo International Eka company guaranty
                         13s, 2001 (Indonesia)                                                        324,950
             800,000   Polysindo International Finance company guaranty
                         11 3/8s, 2006 (Indonesia)                                                    480,000
                                                                                               --------------
                                                                                                    1,369,075

Tobacco (--%)
-------------------------------------------------------------------------------------------------------------
             215,000   North Atlantic Trading Ser. B company guaranty
                         11s, 2004                                                                    218,201

Transportation (0.2%)
-------------------------------------------------------------------------------------------------------------
             200,000   Coach USA, Inc. 144A company guaranty 9 3/8s, 2007                             208,000
             520,000   Kitty Hawk, Inc. company guaranty 9.95s, 2004                                  546,000
                                                                                               --------------
                                                                                                      754,000

Wireless Communications (0.7%)
-------------------------------------------------------------------------------------------------------------
             350,000   Allbritton Communications Co. sr. sub. notes Ser. B,
                         8 7/8s, 2008                                                                 349,125
             590,000   Comcast Cellular Holdings sr. notes Ser. B, 9 1/2s, 2007                       613,600
             265,000   CTI Holdings S.A. 144A sr. notes stepped-coupon
                         zero % (11 1/2s, 4/15/03), 2008 (STP)                                        156,350
             450,000   International Wireless Communications, Inc. sr. disc.
                         notes zero %, 2001                                                           175,500
             565,000   Omnipoint Corp. sr. notes 11 5/8s, 2006                                        614,438
             125,000   Paging Network Do Brasil sr. notes 13 1/2s,
                         2005 (Brazil)                                                                125,000
             170,000   Paging Network, Inc. sr. sub. notes 10s, 2008                                  176,800
             230,000   Powertel, Inc. sr. notes 11 1/8s, 2007                                         248,400
             200,000   Telesystem International Wireless, Inc. sr. disc. notes
                         stepped-coupon Ser. C, zero % (10 1/2s, 11/1/02),
                         2007 (STP)                                                                   127,000
           1,270,000   Teligent, Inc. 144A sr. disc. notes stepped-coupon zero %
                         (11 1/2s, 3/1/03), 2008 (STP)                                                723,900
             150,000   Western Wireless Corp. sr. sub. notes 10 1/2s, 2007                            164,250
                                                                                               --------------
                                                                                                    3,474,363
                                                                                               --------------
                       Total Corporate Bonds and Notes
                         (cost $171,081,306)                                                   $  173,837,953

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (28.5%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE

U.S. Government Agency Mortgage Obligations (18.4%)
-------------------------------------------------------------------------------------------------------------
         $    31,165   Federal National Mortgage Association 6 1/2s,
                         June 1, 2026                                                          $       30,843
                       Federal National Mortgage Association
                       Adjustable Rate Mortgage
             193,212     7.835s, May 1, 2025                                                          201,182
             308,899     7.143s, July 1, 2027                                                         313,146
                       Government National Mortgage Association
           5,480,000     8s, TBA, May 25, 2028                                                      5,685,500
              45,000     7 1/2s, TBA, February 16, 2028                                                46,223
             700,000     Ser. 97-8, Class PE, 7 1/2s, May 16, 2027                                    736,814
           5,620,000     7s, TBA, May 15, 2028                                                      5,686,709
                 150     6s, TBA, January 16, 2028                                                        151
                       Government National Mortgage Association
                       Pass-Through-Certificates
           6,717,926     8s, with due dates from August 15, 2024 to
                         March 15, 2028                                                             6,985,974
          35,795,761     7 1/2s, with due dates from September 15, 2022 to
                         February 15, 2028                                                         36,826,343
              20,729     7 1/2s, Midget, February 15, 2009                                             21,376
          17,859,560     7s, with due dates from August 15, 2025 to April 15, 2028                 18,072,503
          10,878,695     6 1/2s, with due dates from November 15, 2027 to
                         February 15, 2028                                                         10,780,038
                       Government National Mortgage Association
                       Adjustable Rate Mortgage
           2,532,048     7s, July 20, 2024                                                          2,596,585
           2,729,800     5 1/2s, April 15, 2028                                                     2,738,331
                                                                                               --------------
                                                                                                   90,721,718

U.S. Treasury Obligations (10.1%)
-------------------------------------------------------------------------------------------------------------
                       U.S. Treasury Bonds
              55,000     8 1/8s, August 15, 2019 (SEG)                                                 68,613
           8,850,000     6 1/2s, November 15, 2026 (SEG)                                            9,418,347
           1,445,000     6 3/8s, August 15, 2027                                                    1,520,415
                       U.S. Treasury Notes
           3,075,000     7s, July 15, 2006                                                          3,318,110
           7,035,000     6 7/8s, May 15, 2006                                                       7,531,812
          16,325,000     6 5/8s, June 30, 2001                                                     16,776,550
           2,887,000     6 1/2s, October 15, 2006 (SEG)                                             3,025,027
           4,135,000     5 3/4s, November 30, 2002                                                  4,145,338
             150,000     5 5/8s, December 31, 2002                                                    149,696
             430,000     5 1/2s, February 15, 2008                                                    424,221
           1,475,000     5 1/2s, March 31, 2003                                                     1,465,324
             230,000     5 1/2s, February 28, 2003                                                    228,383
           1,475,000     5 1/2s, March 31, 2000                                                     1,472,463
                                                                                               --------------
                                                                                                   49,544,299
                                                                                               --------------
                       Total U.S. Government and Agency Obligations
                         (cost $138, 499,680)                                                  $  140,266,017

FOREIGN GOVERNMENT BONDS AND NOTES (12.1%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
DKK          113,000   Denmark (Government of) bonds 6s, 2026                                  $       16,194
DEM       20,685,000   Germany (Federal Republic of) Unity Fund
                         bonds 8s, 2002                                                            12,856,842
DEM       17,255,000   Germany (Federal Republic of) bonds Ser. 98,
                         5 5/8s, 2028                                                               9,730,263
USD        1,080,000   Korea (Republic of) unsub. 8 7/8s, 2008                                      1,062,202
USD        7,760,000   Russia (Government of) deb. principal loans
                         FRB 6.719s, 2020 (POR)                                                     4,908,200
ZAR       26,464,000   South Africa (Republic of) bonds Ser. 153,
                         13s, 2010                                                                  5,229,978
GBP       10,095,000   United Kingdom Treasury bonds 8s, 2007                                      18,617,361
GBP        3,405,000   United Kingdom Treasury bonds 8s, 2021                                       7,295,785
                                                                                               --------------
                       Total Foreign Government Bonds and Notes
                         (cost $58,206,693)                                                    $   59,716,825

COLLATERALIZED MORTGAGE OBLIGATIONS (8.1%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
                       Commercial Mortgage Acceptance Corp. Ser. 97-ML1
          $  980,000     Class D, 6.980s, 2010                                                 $      982,756
          16,497,823     Interest Only, 0.902s, 2017                                                  958,517
           1,625,000   Countrywide Mortgage Backed Securities, Inc.
                         Ser. 93-C, Class A8, 6 1/2s, 2024                                          1,556,831
          19,640,000   Deutsche Mortgage & Asset Receiving Corp.
                         Ser. 98-C1, Class X, 1.255s, 2023                                          1,380,938
                       First Union-Lehman Brothers Commercial Mortgage
                         Ser. 97-C2
           1,615,000     Class D, 7.12s, 2012                                                       1,611,720
           1,415,000     Class A2, 6.6s, 2007                                                       1,434,014
           2,290,000     Class A3, 6.65s, 2007                                                      2,324,708
           9,861,340     Interest Only, 1.388s, 2027                                                  892,143
                       Fannie Mae Strip
           1,611,563     Ser. 284, Class 2, 7 1/2s, 2027                                              364,868
           2,192,135     Ser. 93-251, Class Z 6 1/2s, 2023                                          2,023,615
             150,238     Ser. 294, Class 1 zero %, 2028                                               110,378
           2,210,587     Ser. 273, Class 1 zero %, 2026                                             1,659,322
                       Freddie Mac
           3,780,000     Interest Only Strip Ser. 195, 7 1/2s, 2028                                   864,675
             770,000     Ser. 2040, Class PE, 7 1/2s, 2028                                            815,538
             435,000     Ser. 1439, Class 1, 7 1/2s 2002                                              459,573
           4,984,233     Interest Only Strip Ser. 192, 6 1/2s, 2028                                 1,548,227
             610,284     Ser. 1717, Class L, 6 1/2s, 2024                                             608,186
           3,780,000     Principal Only Strip Ser. 195, zero %, 2028                                3,021,638
           1,789,020     Principal Only Strip Ser. 191, zero %, 2028                                1,482,092
           1,949,166     Principal Only Strip Ser. 193, zero %, 2024                                1,452,129
           1,806,721   GMAC Commercial Mortgage Securities Inc.
                         Ser. 97-C2, Class A1, 6.451s, 2004                                         1,824,788
                       Mortgage Capital Funding, Inc. Ser. 98-MC1, Class A2
           2,670,000     6.663s, 2008                                                               2,721,731
          21,315,000     0.722s, 2009                                                                 985,819
                       Merrill Lynch Mortgage Investors, Inc. Ser. 98-C2
          21,963,000     Class IO, 1.456s, 2030                                                     1,984,794
             248,000     Class D, 6.959s, 2030                                                        248,000
                       PNC Mortgage Securities Corp.
           2,200,072     Ser. 97-6, Class A2, 6.6s, 2027                                            2,205,572
           2,833,780     Ser. 97-4, Class 2PP3, 7.25s, 2027                                         2,882,486
             610,000   Prudential Home Mortgage Securities Ser. 93-57,
                         Class A4, 5.9s, 2023                                                         603,809
           1,011,880   Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026                          1,009,766
                                                                                               --------------
                       Total Collateralized Mortgage Obligations
                         (cost $40,018,470)                                                    $   40,018,633

BRADY BONDS (5.9%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
          $8,965,000   Argentina (Republic of) Ser. L-GP, stepped-coupon
                         5 3/4s, (6s, 3/31/99), 2023 (STP)                                     $    6,813,400
           2,989,861   Brazil (Government of) stepped-coupon 5s
                         (8s, 4/15/00) 2014 (STP)                                                   2,474,110
           3,420,000   Ivory Coast - FLIRB collateralized FRB 2s, 2018                                190,426
           3,420,000   Ivory Coast - PDI bonds FRB 1.9s, 2018                                         224,533
           5,390,000   Peru (Government of) 144A Ser. PDI, 4s, 2017                                 3,665,200
           3,238,000   Philippines (Government of) FRB Ser. B, 6 1/2s, 2017                         2,857,535
           6,897,000   Poland (Government of) bonds Ser. PDI, stepped-
                         coupon 4s,(5s, 10/1/98), 2014 (STP)                                        6,276,270
           7,575,000   United Mexican States Sec. Ser. B, 6 1/4s, 2019                              6,381,938
                                                                                               --------------
                       Total Brady Bonds (cost $29,059,059)                                    $   28,883,412

PREFERRED STOCKS (3.0%) (a)
Number of Shares                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
               9,378   AmeriKing, Inc. $3.25 pfd. (PIK)                                        $      253,206
                 108   Anvil Holdings Ser. B, $3.25 pfd. (PIK)                                          2,754
              15,000   California Federal Bancorp, Inc. Ser. A, $2.281 pfd.                           405,000
               4,471   Capstar Broadcasting, Inc. 144A $12.00 pfd.                                    525,343
               2,000   Chancellor Media Corp. $12.00 pfd. (PIK)                                       244,000
              11,925   Chevy Chase Capital Corp. Ser. A, $5.188 pfd.                                  643,950
               4,416   Citadel Broadcasting, Inc. 144A $13.25 cum. pfd. (PIK)                         543,168
               8,236   CSC Holdings, Inc. Ser. M, $11.125 cum. (PIK)                                  949,199
              13,965   Diva Systems Corp. Ser. C, $6.00 pfd.                                          181,545
                 148   E. Spire Communications, Inc. pfd. 12.75% (PIK)                                172,420
                 136   Echostar Communications, Inc. 12.125% pfd.                                     151,980
             100,000   Fresenius Medical Care AG pfd. Ser. D, $9.00 pfd. (Germany)                    104,000
                 825   Granite Broadcasting 144A $12.75 pfd. (PIK)                                    932,250
                 127   Hyperion Telecommunications, Inc. Ser. B,
                         $12.875 pfd. (PIK)                                                           144,780
                 739   ICG Holdings, Inc. $14.25 pfd. (Canada)                                        897,885
                 320   ICG Holdings, Inc. $14.00 pfd. (PIK)                                           395,200
                 851   Intermedia Communication Ser. B, $13.50 pfd.                                 1,042,475
                 516   IXC Communications, Inc. 12.50% pfd. (PIK)                                     598,560
               3,200   Nebco Evans Holding Co. 144A $11.25 pfd. (PIK)                                 332,800
               1,814   NEXTEL Communications, Inc. Ser. D, $13.00
                         cum. pfd. (PIK)                                                            2,063,425
                 220   NEXTEL Communications, Inc. 144A Ser. E,
                         $11.125 pfd. (PIK)                                                           237,875
              16,007   Nextlink Communications, Inc. 144A $7.00 pfd.                                  968,424
               5,760   SFX Broadcasting, Inc. Ser. E, $12.625 pfd. (PIK)                              673,920
               5,000   Sinclair Capital $11.625 cum. pfd.                                             555,000
               1,109   Spanish Broadcasting Systems 14.25% cum. pfd .(PIK)                          1,164,450
               3,540   Von Hoffman Corp. 144A $13.50 pfd.                                             116,820
                 580   Winstar Communications. Inc. 144A $14.25
                         cum. pfd. (PIK)                                                              693,100
                                                                                               --------------
                       Total Preferred Stocks (cost $13,429,170)                               $   14,993,529

UNITS (2.4%) (a)
NUMBER OF UNITS                                                                                         VALUE
-------------------------------------------------------------------------------------------------------------
                 760   Allegiance Telecom, Inc. units sr. disc. notes zero %
                         (11 3/4s, 2/15/03), 2008 (STP)                                        $      425,600
                 100   American Mobile Satellite Corp. 144A units
                         12 1/4s, 2008                                                                102,000
                 190   Bell Tech Ltd. 144A units 13s, 2005                                            193,325
                 150   Celcaribe S.A. 144A units stepped-coupon
                         13 1/2s, 2004 (Columbia)                                                   3,172,500
                 325   Club Regina, Inc. 144A units 13s, 2004                                         348,563
               1,141   Diva Systems Corp. 144A units zero % (12 5/8s, 3/1/03),
                         2008 (STP)                                                                   621,845
               1,400   DTI Holdings, Inc. units stepped-coupon zero %
                         (12 1/2s, 3/1/03), 2008 (STP)                                                805,000
                 950   Firstworld Communication 144A units zero %
                         (13.0s, 4/15/03), 2008 (STP)                                                 482,125
                 875   KMC Telecom Holdings, Inc. units stepped-coupon
                         zero % (12 1/2s, 2/15/03), 2008 (STP)                                        520,625
                 870   Long Distance International, Inc. 144A units
                         12 1/4s, 2008                                                                887,400
                 390   Orbital Imaging Corp. units 11 5/8s, 2005                                      423,150
                 620   Pathnet, Inc. 144A units 12 1/4s, 2008                                         637,825
                 820   Rhythms Netcon 144A units zero % (13 1/2s, 5/15/03),
                         2008 (STP)                                                                   426,400
                 295   Stone Container Corp. units sr. sub. notes 12 1/4s, 2002                       303,850
                 500   Transam Refinance, Inc. 144A units 16s, 2003                                   533,750
                 780   Viatel, Inc. 144A units 11 1/4s, 2008                                          826,800
                 730   Wireless One, Inc. units stepped-coupon zero %
                         (13 1/2s, 8/1/01), 2006 (STP)                                                 87,600
                 380   XCL Ltd units sr. sec. notes 13 1/2s, 2004                                     475,000
               4,732   XCL Ltd. 144A units cv. cum. pfd. 9 1/2s, 2006                                 591,500
                                                                                               --------------
                       Total Units (cost $9,637,083)                                           $   11,864,858

ASSET-BACKED SECURITIES (1.2%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
          $1,611,000   Chemical Master Credit Card Trust Ser. 95-2, Class A,
                         6.23s, 2003                                                           $    1,621,069
             505,000   Contimortgage Home Equity Loan Trust Ser. 97-1,
                         Class M2, 7.67s, 2025                                                        509,419
           1,280,000   First Plus 1998-a Cl A,8 1/2s, 2023                                          1,273,600
           1,870,000   Green Tree Financial Corp. Ser. 98-2, Class A5,
                         6.24s, 2016                                                                1,866,786
             679,368   Green Tree Recreational Equipment & Cons Ser. 97-B,
                         Class A1, 6.55s, 2028                                                        682,976
                                                                                               --------------
                       Total Asset-Backed Securities (cost $5,989,244)                         $    5,953,850

COMMON STOCKS (0.9%) (a)
Number of Shares                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
              13,320   American Mobile Satellite Corp. (NON)                                          143,190
                 200   AmeriKing, Inc. (NON)                                                           10,000
               2,625   Axia Holding, Inc. 144A (NON)                                                  210,000
              14,280   CellNet Data Systems, Inc. (NON)                                               197,243
              11,050   Chattem, Inc. (NON)                                                            306,638
               4,245   Hedstrom Holdings, Inc. 144A                                                     5,306
               4,148   IFINT Diversified Holdings 144A (NON)                                           29,036
               5,979   NEXTEL Communications, Inc. Class A (NON)                                      171,523
                 125   Paging Do Brazil Holdings Co., LLC Class B (Brazil)                                  1
                 671   PMI Holdings Corp. 144A (NON)                                                  335,500
                 480   Premium Holdings L.P. (NON)                                                      1,919
             100,386   PSF Holdings LLC Class A (NON)                                               3,011,580
              15,000   Specialty Foods Acquisition Corp. (NON)                                          2,250
                                                                                               --------------
                       Total Common Stocks (cost $4,318,661)                                   $    4,424,186

CONVERTIBLE BONDS AND NOTES (0.9%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
         $   510,000   APP Global Finance (V) Ltd. 144A cv. sec. 2s, 2000
                         (United Kingdom)                                                      $      532,950
           1,110,000   APP Global Finance Ltd. 144A cv. company guaranty
                         3 1/2s, 2003                                                               1,111,388
             500,000   Corporate Express, Inc. cv. notes 4 1/2s, 2000                                 451,875
             234,000   GST Telecommunications, Inc. cv. sr. disc. notes stepped-
                         coupon zero % (13 7/8s, 12/15/00), 2005 (STP)                                367,380
             280,000   Integrated Device Technology, Inc. cv. sub. notes
                         5 1/2s, 2002                                                                 243,600
             185,000   National Semiconductor Corp. 144A cv. deb.
                         6 1/2s, 2002                                                                 178,063
           1,486,000   Pricellular Wireless Corp. 144A cv. sub. notes stepped-
                         coupon zero % (10 3/4s, 8/15/00) (STP)                                     1,642,030
                                                                                               --------------
                       Total Convertible Bonds and Notes
                         (cost $3,485,856)                                                     $    4,527,286

WARRANTS (0.3%) (a) (NON)                                                                          EXPIRATION
NUMBER OF WARRANTS                                                                DATE                  VALUE
-------------------------------------------------------------------------------------------------------------
              40,000   Becker Gaming Corp. 144A                                   11/15/00     $          400
               2,498   Cellnet Data Systems, Inc.                                 9/15/07             137,390
               1,235   Colt Telecommunications Group PLC                          12/31/06            166,725
                 125   Concentric Network Corp.                                   12/15/07              1,688
               5,062   Consorcio Ecuatoriano 144A (Equador)                       10/1/00               5,062
               2,100   County Seat Holdings, Inc.                                 10/15/98                 42
                 690   Diva Systems Corp.                                         5/15/06             181,125
                  10   E. Spire Communications, Inc.                              11/1/05               1,700
               1,050   Econophone Inc. 144A                                       7/15/07              63,000
                 370   Esat Holdings, Inc. (Ireland)                              2/1/07               12,950
                 380   Globalstar Telecom 144A                                    2/15/04              55,100
               2,799   Grand Union Co.                                            6/15/00                  28
               1,399   Grand Union Co.                                            6/15/00                  14
                 940   Hyperion Telecommunications 144A                           4/15/01              65,800
               8,514   Intelcom Group 144A                                        10/15/05            280,962
                 760   Interact Systems Inc.                                      8/1/03                  190
               1,325   Intermedia Communications                                  6/1/00              178,875
                 450   International Wireless Communications
                         Holdings 144A                                            8/15/01                 450
                 875   Knology Holdings Inc. 144A                                 10/15/07                438
               4,101   Louisiana Casino Cruises, Inc. 144A                        12/1/98             217,353
               1,530   McCaw International Ltd.                                   4/15/07                 459
                 140   MGC Communications, Inc. 144A                              10/1/04               7,000
                 525   Orion Network Systems                                      1/15/07               6,300
               5,290   Pagemart, Inc. 144A                                        12/31/03             39,675
               2,000   Petracom Holdings, Inc.                                    9/30/99              16,000
               4,238   President Riverboat Casinos, Inc.                          9/30/99               2,119
                 800   RSL Communications Ltd.                                    11/15/06             80,949
                 390   Spanish Broadcasting Systems 144A                          6/30/99              79,950
                 275   Sterling Chemicals Holdings                                8/15/08               7,150
               2,285   UIH Australia/Pacific, Inc. 144A                           5/15/06              34,275
                 150   Urohealth Systems Inc.                                     4/10/04                   2
                  36   Wright Medical Technology, Inc. 144A                       6/30/03               3,558
                                                                                               --------------
                       Total Warrants (cost $803,593)                                          $    1,646,729

CONVERTIBLE PREFERRED STOCKS (--%) (a) (cost $114,500)
NUMBER OF SHARES                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
               2,290   Chesapeake Energy Corp. 144A $3.50 cv. cum. pfd.                        $      113,641

SHORT-TERM INVESTMENTS (1.1%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
    $     16,500,000   U.S. Dollar GKO Pass Through Structured
                         note (issued by Deutsche Bank. The
                         principal at redemption is linked to the
                         bid price for the Russian Treasury Bill at
                         maturity, and the change in the spot rate
                         of the Russian Ruble from issue date to
                         maturity date) zero %, October 28, 1998                               $    2,372,700
TRL  352,810,000,000   Turkey Treasury bills zero %, June 17, 1998                                  1,274,957
TRL  366,980,000,000   Turkey Treasury bills zero %, June 4, 1998                                   1,350,707
    $        644,000   Interest in $500,000,000 joint repurchase
                         agreement dated April 30, 1998 with
                         Lehman Brothers due May 1, 1998 with
                         respect to various U.S. Treasury obligations --
                         maturity value of $644,099 for an effective
                         yield of 5.51%                                                               644,099
                                                                                               --------------
                       Total Short-Term Investments (cost $5,480,742)                          $    5,642,463
-------------------------------------------------------------------------------------------------------------
                       Total Investments (cost $480,124,057) (b)                               $  491,889,382
-------------------------------------------------------------------------------------------------------------

(a)   Percentages indicated are based on net assets of $492,998,489.

(b)   The aggregate identified cost on a tax basis is $481,233,623, resulting in gross unrealized appreciation and depreciation of $14,790,632 and $4,134,873, respectively, or net unrealized appreciation of
      $10,655,759.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(POR) A portion of the income will be received in additional securities.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 1998.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities (Note 1).

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at April 30, 1998, which are subject to change based on the terms of the security.

      FLIRB represents Front Loaded Interest Reduciton Bond.

      Diversification by Country
      Distribution of investments by country of issue at April 30, 1998
      (as percentage of Market Value):

               Argentina        1.5%
               Germany          4.7
               Mexico           2.4
               Poland           1.3
               Russia           1.5
               South Africa     1.1
               United Kingdom   6.5
               United States   74.3
               Other            6.7
                              -----
                                100%
                              =====





------------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at April 30, 1998 (Unaudited)
(aggregate face value $102,832,149)
                                                                             Unrealized
                                               Aggregate Face  Delivery     Appreciation/
                                 Market Value      Value         Date      (Depreciation)
------------------------------------------------------------------------------------------------

Australian Dollars               $   386,262    $   390,246     6/17/98   $    (3,984)
Danish Krone                       2,589,013      2,596,685     6/17/98        (7,672)
Deutschemarks                     29,739,870     29,537,920     6/17/98       201,950
French Franc                         665,676        660,611     6/17/98         5,065
Italian Lira                      15,449,656     15,296,560     6/17/98       153,096
Japanese Yen                      30,899,361     32,366,266     6/17/98    (1,466,905)
Mexican Peso                         758,023        710,407     5/12/98        47,616
Mexican Peso                         940,931        888,007     5/11/98        52,924
New Zealand Dollar                 1,046,947      1,061,653     6/17/98       (14,706)
South Korean Won                   2,185,852      1,986,067     5/11/98       199,785
Spanish Peseta                     4,276,144      4,244,478     6/17/98        31,666
Swedish Krona                      6,592,133      6,366,970     6/17/98       225,163
Swiss Franc                        6,516,503      6,726,279     6/17/98      (209,776)
------------------------------------------------------------------------------------------------
                                                                          $  (785,778)
------------------------------------------------------------------------------------------------






Forward Currency Contracts to Sell at April 30, 1998 (Unaudited)
(aggregate face value $108,432,001)
                                                                             Unrealized
                                               Aggregate Face  Delivery     Appreciation/
                                 Market Value      Value         Date      (Depreciation)
------------------------------------------------------------------------------------------------

British Pounds                   $25,262,118    $24,786,185      6/17/98    $(475,933)
Deutschemarks                     50,658,117     50,233,683      6/17/98     (424,434)
French Franc                         468,755        461,518      6/17/98       (7,237)
Italian Lira                       8,081,814      8,002,723      6/17/98      (79,091)
Japanese Yen                      16,249,046     16,988,762      6/17/98      739,716
New Zealand Dollar                 1,176,768      1,221,048      6/17/98       44,280
Swiss Franc                        6,522,231      6,738,082      6/17/98      215,851
------------------------------------------------------------------------------------------------
                                                                            $  13,152
------------------------------------------------------------------------------------------------






Futures Contracts Outstanding at April 30, 1998 (Unaudited)
                                                                             Unrealized
                                               Aggregate Face  Expiration   Appreciation/
                                 Total Value       Value          Date     (Depreciation)
------------------------------------------------------------------------------------------------

Euro Dm (long)                  $  9,467,161    $ 9,478,375     March-99     $(11,214)
Muni Bond (long)                   4,721,438      4,781,469     June-98       (60,031)
U.S Treasury Bonds
20yr (long)                       24,284,188     24,303,711     June-98       (19,523)
Euro Lira  (short)                 9,594,575      9,600,263     March-99        5,688
U.S Treasury Bonds
20yr (short)                       4,688,531      4,722,047     June-98        33,516
U.S Treasury Notes
10yr (short)                      18,531,563     18,556,101     June-98        24,538
------------------------------------------------------------------------------------------------
                                                                             $(27,026)
------------------------------------------------------------------------------------------------






TBA Sales Commitments at April 30, 1998 (Unaudited)
(proceeds receivable $11,360,103)
                                                                 Settlement    Market
Agency                                         Principal Amount     Date       Value
------------------------------------------------------------------------------------------------

GNMA, 7.5s, May 15, 2028                        $11,067,000     5/20/98   $11,367,801
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
April 30, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $480,124,057) (Note 1)                                                $491,889,382
---------------------------------------------------------------------------------------------------
Cash                                                                                      4,067,323
---------------------------------------------------------------------------------------------------
Foreign currency (cost $116,312)                                                            118,039
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                 7,946,468
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           29,648,951
---------------------------------------------------------------------------------------------------
Receivable for variation margin                                                             907,519
---------------------------------------------------------------------------------------------------
Receivable for open forwards                                                              1,917,112
---------------------------------------------------------------------------------------------------
Receivable for closed forwards                                                              469,954
---------------------------------------------------------------------------------------------------
Total assets                                                                            536,964,748

Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                     3,119,929
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         22,463,506
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                900,354
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   74,324
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                               13,305
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                    588
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                               2,689,738
---------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                             3,223,360
---------------------------------------------------------------------------------------------------
TBA sales commitment, at value (proceeds receivables $11,360,103)                        11,367,801
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      113,354
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        43,966,259
---------------------------------------------------------------------------------------------------
Net assets                                                                             $492,998,489

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                        $484,579,427
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                  (236,319)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                                   (2,318,387)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                        10,973,768
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $492,998,489

Computation of net asset value
---------------------------------------------------------------------------------------------------
Net asset value per share ($492,998,489 divided by 53,095,749 shares)                         $9.29
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended April 30, 1998 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Interest income:                                                                       $21,803,272
--------------------------------------------------------------------------------------------------
Dividends                                                                                  837,636
--------------------------------------------------------------------------------------------------
Total investment income                                                                 22,640,908

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         1,794,288
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             371,678
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                          11,082
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             3,512
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     24,386
--------------------------------------------------------------------------------------------------
Auditing                                                                                    37,582
--------------------------------------------------------------------------------------------------
Legal                                                                                        9,034
--------------------------------------------------------------------------------------------------
Postage                                                                                     30,707
--------------------------------------------------------------------------------------------------
Exchange listing fees                                                                       56,478
--------------------------------------------------------------------------------------------------
Other                                                                                        9,768
--------------------------------------------------------------------------------------------------
Total expenses                                                                           2,348,515
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (63,005)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             2,285,510
--------------------------------------------------------------------------------------------------
Net investment income                                                                   20,355,398
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         3,898,831
--------------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                          1,399,918
--------------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                       100,776
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                             (5,742,837)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                       433,293
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures,
written options, and TBA sale commitments during the period                                334,078
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                    424,059
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $20,779,457
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                           April 30         October 31
                                                                                              1998*               1997
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   $20,355,398        $35,121,838
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                              (343,312)         1,453,960
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                                767,371          5,178,491
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     20,779,457         41,754,289
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income                                                              (19,432,480)       (27,336,768)
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                            --         (8,980,918)
----------------------------------------------------------------------------------------------------------------------
In excess of realized gains                                                                      --         (8,653,969)
----------------------------------------------------------------------------------------------------------------------
Return of capital                                                                                --           (437,427)
----------------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                                --           (417,980)
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                   1,346,977         (4,072,773)

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     491,651,512        495,724,285
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net
investment income of $236,319 and $1,159,237, respectively)                            $492,998,489       $491,651,512
----------------------------------------------------------------------------------------------------------------------

Number of fund shares
----------------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning of period                                                53,095,749         53,147,249
----------------------------------------------------------------------------------------------------------------------
Shares liquidated (Note 4)                                                                       --            (51,500)
----------------------------------------------------------------------------------------------------------------------
Shares outstanding at end of period                                                      53,095,749         53,095,749
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                       April 30
operating performance         (Unaudited)                                     Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of year                  $9.26            $9.33            $9.04            $8.63            $9.62            $9.15
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .38              .66              .68              .68              .74              .73
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .02              .13              .30              .42             (.88)             .61
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .40              .79              .98             1.10             (.14)            1.34
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.37)            (.52)            (.69)            (.64)            (.52)            (.73)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               --               --               --             (.14)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --             (.17)              --               --             (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --             (.16)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                     --             (.01)              --             (.05)            (.25)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.37)            (.86)            (.69)            (.69)            (.85)            (.87)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $9.29            $9.26            $9.33            $9.04            $8.63            $9.62
------------------------------------------------------------------------------------------------------------------------------------
Market value,
end of period                     $8.500           $8.500           $8.375           $8.125            $7.88            $8.88
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at market value (%)(a)              4.21*           11.34            12.08            14.16            (1.92)           13.27
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $492,998         $491,652         $495,724         $481,914         $460,760         $513,316
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .48*             .96              .95             1.02              .95              .92
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           4.13*            7.18             7.43             7.98             7.33             7.76
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)       115.26*          246.84           280.38           290.44           201.95           132.24
------------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended October 31, 1995 and thereafter includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).




Notes to financial statements
April 30, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Master Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The investment objective of the fund is to seek high current income consistent with the preservation of capital. The fund intends to diversify its investments among the following three sectors of the fixed-income securities market: a U.S. taxable investment grade sector, consisting of debt obligations of the U.S. government, its agencies and instrumentalities and related options, futures and repurchase agreements; a high-yield sector, consisting of high yielding, lower-rated U.S. corporate fixed income securities; and an international sector, consisting of obligations of foreign governments, their agencies and instrumentalities and other fixed-income securities denominated in foreign currencies.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity method. Any premium resulting from the purchase of stepped-coupon securities in excess of maturity value is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.

Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount.

The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

K) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though , as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended April 30, 1998, fund expenses were reduced by $63,005 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $720 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the six months ended April 30, 1998, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $342,006,514 and $307,440,289, respectively. Purchases and sales of U.S. government obligations aggregated $220,798,154 and $245,941,387, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Written option transactions during the year are summarized as follows:

                                   Contract        Premiums
                                    Amounts         Received
------------------------------------------------------------
Written options
outstanding at
beginning of year              $  4,295,000        $  53,473
------------------------------------------------------------
Options opened                   14,900,000           47,303
------------------------------------------------------------
Options expired                 (19,195,000)        (100,776)
------------------------------------------------------------
Options closed                           --               --
------------------------------------------------------------
Written options
outstanding at
end of year                    $         --        $      --
------------------------------------------------------------

Note 4
Share Repurchase Program

In November 1994, the Trustees authorized the fund to repurchase up to 2,650,000 of its shares in the open market. Repurchases will only be made when the fund's shares are trading at less than net asset value and at such times and amounts as is believed to be in the best interest of the fund's shareholders. Any repurchases of shares will have the effect of increasing the net asset value per share of remaining shares outstanding.

For the six months ended April 30, 1998, the fund repurchased no shares.

As of April 30, 1998, 279,900 shares had been repurchased since the inception of the program.



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Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

William J. Curtin
Vice President

Edward H. D'Alelio
Vice President

Jennifer E. Leichter
Vice President and Fund Manager

Robert M. Paine
Vice President and Fund Manager

D. William Kohli
Vice President and Fund Manager

Gail S. Attridge
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our website (www.putnaminv.com) any time for up-to-date information about the fund's NAV.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
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42879 - 072               6/98